Leases - Total cash outflow (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases
Principal paid	€ 1,439	€ 854
Interest paid	450	341
Short term and low value leases	188	213
Total amount paid	€ 2,077	€ 1,408